Schedule of warrant liabilities (Details)		12 Months Ended
	Mar. 24, 2025 Integer	Jun. 30, 2025 Integer $ / shares	Jun. 30, 2024 Integer $ / shares
Warrant Liabilities
Number of Warrants Outstanding | Integer
Weighted average exercise price, beginning balance | $ / shares
Number of Warrants, Granted | Integer	2,394,367	2,394,367
Weighted average exercise price, warrants granted | $ / shares		$ 6.37
Number of warrants, exercised | Integer
Weighted average exercise price, warrants exercised | $ / shares
Number of Warrants Outstanding | Integer		2,394,367
Weighted average exercise price, ending balance | $ / shares		$ 6.37
Weighted average remaining life years		4 years 8 months 23 days